FINANCING ARRANGEMENTS - Scheduled principal payments on total outstanding debt (Detail) - Rigetti Computing, Inc [Member]	Dec. 31, 2021 USD ($)
2022	$ 1,290,538
2023	8,750,354
2024	11,084,382
2025	5,874,726
Total debit	$ 27,000,000